Business development	12 Months Ended
Dec. 31, 2018
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Business development

Note 3 – Business development

Itaú CorpBanca

The ITAÚ CORPBANCA is controlled as of April 1st, 2016 by ITAÚ UNIBANCO HOLDING. On the same date, ITAU UNIBANCO HOLDING entered into a shareholders’ agreement with CORP GROUP, which sets forth, among others, the right of ITAÚ UNIBANCO HOLDING and CORP GROUP to appoint members for the Board of Directors of ITAÚ CORPBANCA in accordance to their interests in capital stock, and this group of shareholders will have the right to appoint the majority of members of the Board of Directors of ITAÚ CORPBANCA and ITAÚ UNIBANCO HOLDING will be entitled to appoint the majority of members elected by this block.

ITAÚ UNIBANCO HOLDING, through its subsidiary ITB Holding Brasil Participações Ltda., indirectly acquired the following additional interests in the capital of ITAÚ CORPBANCA:

•	On September 14, 2017 – 1,800,000,000 shares (0.35%) for the amount of R$ 55.6, then holding 36.06%;

•	On October 12, 2018 – 10,651,555,020 shares (2.08%) for the amount of R$ 362.9, then holding 38.14%.

Acquisition of minority interest in XP Investimentos S.A.

On May 11, 2017, ITAÚ UNIBANCO HOLDING, through its subsidiary ITAÚ UNIBANCO, entered into an agreement for purchase and sale of shares with XP Controle Participações S.A. (XP CONTROLE), G.A. Brasil IV Fundo de Investimento em Participações, Dyna III Fundo de Investimento em Participações, among other parties (SELLERS), for acquisition of 49.9% of total capital (of which 30.1% of common shares) of XP Investimentos S.A. (XP HOLDING), through capital contribution in the amount of R$ 600 and acquisition of shares issued by XP HOLDING held by the SELLERS in the amount of R$ 5,700, and such amounts were restated pursuant to contractual provision, totaling R$ 6,650 (FIRST ACQUISITION). A portion of this amount were withheld as a guarantee for possible future obligations of XP CONTROLE, for a 10-year period, and possible remaining balance will be paid to XP CONTROLE at the end of this term.

In addition to the FIRST ACQUISITION, the agreement sets forth only one additional acquisition in 2022, subject to future BACEN’s approval. Should it be approved, it will enable ITAÚ UNIBANCO to hold up to 62.4% of XP HOLDING’s total capital (equivalent to 40.0% of common shares) based on a multiple of result (19 times) of XP HOLDING, therefore being clear that the control over XP Group will remain unchanged, with XP CONTROLE’s shareholders. ITAÚ UNIBANCO will act as minority partner.

Effective acquisitions and financial settlements occurred on August 31, 2018, after the satisfaction of certain contractual conditions and obtainment of regulatory and government authorizations required.

Citibank’s Retail Operations

On October 08, 2016, ITAÚ UNIBANCO HOLDING entered, by means of its subsidiaries Itaú Unibanco S.A. (ITAÚ UNIBANCO) and Itaú Corretora de Valores S.A., into a share purchase and sale agreement with Banco Citibank S.A. and with other companies of its conglomerate (CITIBANK) for the acquisition of the retail banking activities carried out by Citibank in Brazil, including loans, deposits, credit cards, branches, assets under management and insurance brokerage, as well as the equity investments held by CITIBANK in TECBAN – Tecnologia Bancária S.A. (representing 5.64% of its capital) and in CIBRASEC – Companhia Brasileira de Securitização (representing 3.60% of its capital), for R$ 628.

The operation was structured in three phases:

i.	Acquisition of retail operations, cards and insurance brokerage on October 31, 2017;

ii.	Acquisition of securities brokerage on December 1st, 2017;

iii.	Acquisition of ownership interest in TECBAN and CIBRASEC on December 26, 2017.

The difference between the amount paid and net assets acquired resulted in the recognition of goodwill due to expected future profitability on the acquisition date of R$ 631.

Gestora de Inteligência de Crédito

On January 21, 2016, o ITAÚ UNIBANCO HOLDING, through its subsidiary ITAÚ UNIBANCO, executing a non-binding Memorandum of Understanding with Banco Bradesco S.A., Banco do Brasil S.A., Banco Santander S.A. and Caixa Econômica Federal, aiming at the creation of a credit intelligence bureau that will develop a databank with the purpose of aggregating, reconciling and addressing master file and credit data of individuals and legal entities.

Gestora de Inteligência de Crédito S.A., located in the city of São Paulo, was organized as a corporation, and each of its shareholders will have a 20% interest in its capital.

After compliance with conditions precedent and approval by proper regulatory authorities, the operation was closed on June 14, 2017. Ownership interest acquired will be assessed under the Equity Method.